UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21199 and 811-21298

Name of Fund: WCMA Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA Treasury
Fund and Master Treasury LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

WCMA Treasury Fund
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Treasury LLC	$ 1,244,650,811
Total Investments (Cost - $1,244,650,811) - 100.0%	1,244,650,811
Liabilities in Excess of Other Assets - 0.0%	(32,877)
Net Assets - 100.0%	$ 1,244,617,934

BlackRock WCMA Treasury Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock
Master Treasury LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31,
2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,244,650,811 and 40.9%,
respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
•
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2.

Master Treasury LLC
Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Treasury	Par
Obligations (a) (000) Value
U.S. Treasury Bills, 0.08% -
0.29%, 1/07/10	$ 300,834 $	300,830,834
U.S. Treasury Bills, 0.08%,
1/14/10	197,220	197,219,666
U.S. Treasury Bills, 0.05% -
0.08%, 1/21/10	258,636	258,624,571
U.S. Treasury Bills, 0.08%,
1/28/10	178,711	178,702,475
U.S. Treasury Bills, 0.01%-
0.11%, 2/04/10	42,693	42,692,439
U.S. Treasury Bills, 0.01% -
0.16%, 2/11/10	353,811	353,777,456
U.S. Treasury Bills, 0.07%,
2/18/10	100,000	99,991,153
U.S. Treasury Bills, 0.01% -
0.15%, 2/25/10	137,553	137,541,807
U.S. Treasury Bills, 0.02% -
0.06%, 3/04/10	157,510	157,493,957
U.S. Treasury Bills, 0.04% -
0.06%, 3/11/10	274,568	274,544,344
U.S. Treasury Bills, 0.04% -
0.22%, 3/18/10	204,750	204,719,081
U.S. Treasury Bills, 0.04% -
0.07%, 3/25/10	129,111	129,091,950
U.S. Treasury Bills, 0.50%,
4/01/10	100,000	99,873,611
U.S. Treasury Bills, 0.11% -
0.15%, 4/08/10	25,040	25,030,290
U.S. Treasury Bills, 0.15%,
4/15/10	75,000	74,967,188
U.S. Treasury Bills, 0.17%,
4/22/10	30,000	29,984,133
U.S. Treasury Bills, 0.19%,
4/29/10	100,000	99,938,847
U.S. Treasury Bills, 0.17%,
5/13/10	108,000	107,934,165
U.S. Treasury Bills, 0.17%,
5/20/10	25,000	24,983,958
U.S. Treasury Bills, 0.14%,
5/27/10	25,000	24,985,708
U.S. Treasury Bills, 0.16%,
6/10/10	48,599	48,564,768
U.S. Treasury Bills, 0.16% -
0.22%, 6/17/10	99,676	99,584,526

U.S. Treasury	Par
Obligations (concluded) (000) Value
U.S. Treasury Bills, 0.17%,
6/24/10	$ 50,000 $	49,958,681
U.S. Treasury Bills, 0.25%,
7/15/10	7,839	7,828,330
U.S. Treasury Bills, 0.50%,
7/29/10	35,000	34,897,917
U.S. Treasury Bills, 0.32%,
11/18/10	25,000	24,929,563
Total Investments
(Cost - $3,088,691,418*) – 101.6%		3,088,691,418
Liabilities in Excess of
Other Assets – (1.6)%		(48,771,739)
Net Assets – 100.0%	$ 3,039,919,679
* Cost for federal income tax purposes.

(a) Rates shown are the discount rates or range of
discount rates paid at the time of purchase.

Master Treasury LLC

December 31, 2009

1

Schedule of Investments (concluded)

Master Treasury LLC

·Fair Value Measurements — Various inputs are used in
determining the fair value of investments, which are
as follows:

·Level 1 — price quotations in active
markets/exchanges for identical assets and
liabilities

·Level 2 — other observable inputs (including, but
not limited to: quoted prices for similar assets or
liabilities in markets that are active, quoted prices
for identical or similar assets or liabilities in
markets that are not active, inputs other than
quoted prices that are observable for the assets or
liabilities (such as interest rates, yield curves,
volatilities, prepayment speeds, loss severities,
credit risks and default rates) or other market-
corroborated inputs)

·Level 3 — unobservable inputs based on the best
information available in the circumstances, to the
extent observable inputs are not available (including
the Master LLC’s own assumptions used in
determining the fair value of investments)

The inputs or methodology used for valuing securities
are not necessarily an indication of the risk
associated with investing in those securities. For
information about the Master LLC’s policy regarding
valuation of investments and other significant
accounting policies, please refer to the Master LLC’s
most recent financial statements as contained in its
semi-annual report.

The following table summarizes the inputs used as of
December 31, 2009 in determining the fair valuation
of the Master LLC’s investments:

Investments
Valuation Inputs	in Securities
Assets
Level 1	-
Level 2	$ 3,088,691,418
Level 3	-
Total	$3,088,691,418

2 Master Treasury LLC

December 31, 2009

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Treasury Fund and Master Treasury LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Treasury Fund and Master Treasury LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: February 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Treasury Fund and Master Treasury LLC

Date: February 23, 2010